Subsequent Events (Additional Information) (Details) - USD ($)				12 Months Ended
	Mar. 07, 2022	Feb. 11, 2022	Feb. 01, 2022	Jan. 31, 2022	Apr. 21, 2022	Mar. 15, 2022	Mar. 09, 2022	Feb. 02, 2022
Subsequent Event [Line Items]
Percentage of exchange cap limitation				19.99%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock purchase agreement description	Depending on the market prices of common stock at the time the Company elects to issue and sell shares to Tumim under the Purchase Agreement, additional shares of common stock may need to be registered for resale under the Securities Act in order to receive aggregate gross proceeds equal to the $175,000,000 Total Commitment available under the Purchase Agreement. If all of the 48,503 shares offered by Tumim for resale under the ELOC Registration Statement were issued and outstanding (without taking into account the 19.99% Exchange Cap limitation), such shares would represent approximately 33% of the total number of shares of common stock outstanding and approximately 79% of the total number of outstanding shares held by non-affiliates. If the Company elects to issue and sell more than 48,503 shares to Tumim, which the Company has the right, but not the obligation, to do, any such additional shares must first be registered for resale under the Securities Act, which could cause additional substantial dilution to Company stockholders. The number of shares ultimately offered for resale by Tumim is dependent upon the number of shares the Company may elect to sell to Tumim under the Purchase Agreement from and after the Commencement Date.
Subsequent Event [Member] | Tumim Stone Capital, LLC [Member]
Subsequent Event [Line Items]
Purchase Agreement Description		the Company has the right, but not the obligation, from time to time at its sole discretion, to direct Tumim to purchase certain amounts of our common stock, subject to certain limitations in the Purchase Agreement, that it specifies in purchase notices that will be delivered to Tumim under the Purchase Agreement (each such purchase, a “Purchase”). Shares of common stock will be issued from the Company to Tumim at either a (i) 3% discount to the average daily volume weighted average price (the “VWAP”) of the common stock during the three consecutive trading days from the date that a purchase notice with respect to a particular purchase (a “VWAP Purchase Notice”) is delivered from the Company to Tumim (a “Forward VWAP Purchase”), or (ii) 5% discount to the lowest daily VWAP during the three consecutive trading days from the date that a VWAP Purchase Notice with respect to a particular purchase is delivered from the Company to Tumim (an “Alternative VWAP Purchase”). There is no upper limit on the price per share that Tumim could be obligated to pay for the common stock under the Purchase Agreement. The purchase price per share of common stock to be sold in a Purchase will be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction.
Maximum value of shares that are permitted to be sold	$ 175,000,000
Number Of Common Stock Shares Registered For Resale	48,503
Subsequent Event [Member] | Tumim Stone Capital, LLC [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase commitment of common stock shares		$ 175,000,000
Consideration paid on purchase commitment of common stock shares		$ 1,750,000
Percentage of consideration paid on purchase commitment of common stock shares		1.00%
2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
RSU Grant				6,910,000
Share based compensation by share based arrangement number of shares available for grant				6,910,000
2021 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSU Grant					453,000	4,000,000	1,690,000	766,000
Share price					$ 2.89	$ 3.71	$ 4.64	$ 3.15
Increase in issuance of number of shares and share equivalents			4,934,000
Share based compensation by share based arrangement number of shares authorized prior limit			13,500,000
Share based compensation by share based arrangement number of shares authorized			18,400,000
Share based compensation by share based arrangement number of shares available for grant					453,000	4,000,000	1,690,000	766,000
Percentage of annual increase in common stock available for issuance			5.00%
2021 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share based compensation by share based arrangement number of shares authorized prior limit			2,700,000
Share based compensation by share based arrangement number of shares authorized			3,589,000
Percentage of annual increase in common stock available for issuance			1.00%
Common stock, shares outstanding			2,000,000
Share based compensation shares outstanding			88,876,000